united states
securities and exchange commission
washington, d.c. 20549

form n-csr
certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22131

Miller Investment Trust
(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA	02481
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	781-416-4000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)

Miller Convertible Bond Fund - Class A (MCFAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.54%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Miller Convertible Bond Fund performed in line with equities, as measured by the S&P 500, but underperformed the benchmark V0A0 index during the reporting period.

Over the last six months two and three yields shifted lower by ~60 basis points. The duration of the Fund is one year lower than the V0A0 benchmark index. In a period of falling interest rates, high duration portfolios outperform low duration portfolios. Credit exposure partially offset the negative impact of lower interest rates. The Miller Convertible Bond Fund has a higher credit quality than the benchmark index. During the reporting period higher credit quality outperformed lower credit quality.

The Fund is underweight technology and overweight healthcare. During the reporting period, equity returns in these sectors were 2.81% and -3.69%, respectively.

The Miller Convertible Bond Fund remains positioned in a conservative manner with an average bond price near 96. The Fund remains well diversified with 83 positions and no individual sector exposure above 24%. Given the high volatility of equity and fixed income markets we continue to maintain a low duration in the Fund. This serves two functions: it immunizes the Fund from interest rate moves, and it minimizes long-term business risk. Due to the instability of the capital markets, the Fund is positioned with high quality credits as a measure against credit risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $13,433
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $24,080
Bloomberg U.S. Aggregate Bond Index - $11,651
ICE BofA All Yield Alternatives US Convertibles Index - $15,715
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,080
$15,715
$13,433
$11,651
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
04/30/15	$9,424	$10,000	$10,000	$10,000
04/30/16	$9,151	$9,277	$10,272	$9,058
04/30/17	$10,057	$11,177	$10,357	$10,267
04/30/18	$10,538	$12,405	$10,324	$10,846
04/30/19	$10,793	$13,803	$10,870	$11,473
04/30/20	$10,664	$14,529	$12,049	$11,322
04/30/21	$13,624	$23,987	$12,017	$14,237
04/30/22	$12,903	$20,852	$10,994	$12,920
04/30/23	$12,411	$19,583	$10,947	$12,752
04/30/24	$13,336	$21,479	$10,786	$14,039
04/30/25	$13,433	$24,080	$11,651	$15,715

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	-1.92%	0.73%	4.72%	3.61%
With Load	-5.59%	-3.01%	3.49%	3.00%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA All Yield Alternatives US Convertibles Index	3.29%	11.94%	6.78%	4.62%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	1.96%	12.11%	10.63%	9.19%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$587,484,527
  Number of Portfolio Holdings84
  Advisory Fee $2,316,768
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.7%
Health Care
22.3%
Consumer Discretionary
13.8%
Communications
8.5%
Industrials
7.9%
Energy
5.8%
Financials
4.6%
Money Market Funds
3.5%
Consumer Staples
2.6%
Liabilities in Excess of Other Assets
-2.7%

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	2.6%
Money Market Funds	3.5%
Financials	4.6%
Energy	5.8%
Industrials	7.9%
Communications	8.5%
Consumer Discretionary	13.8%
Health Care	22.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	3.0%
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	2.9%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.9%
Ford Motor Company, 1.950%, 03/15/26	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.8%
AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.220%, 04/26/28	2.8%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.8%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.8%
ON Semiconductor Corporation, 0.500%, 03/01/29	2.8%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Miller Convertible Bond Fund - Class A (MCFAX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-MCFAX

Miller Convertible Bond Fund - Class C (MCFCX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.04%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Miller Convertible Bond Fund performed in line with equities, as measured by the S&P 500, but underperformed the benchmark V0A0 index during the reporting period.

Over the last six months two and three yields shifted lower by ~60 basis points. The duration of the Fund is one year lower than the V0A0 benchmark index. In a period of falling interest rates, high duration portfolios outperform low duration portfolios. Credit exposure partially offset the negative impact of lower interest rates. The Miller Convertible Bond Fund has a higher credit quality than the benchmark index. During the reporting period higher credit quality outperformed lower credit quality.

The Fund is underweight technology and overweight healthcare. During the reporting period, equity returns in these sectors were 2.81% and -3.69%, respectively.

The Miller Convertible Bond Fund remains positioned in a conservative manner with an average bond price near 96. The Fund remains well diversified with 83 positions and no individual sector exposure above 24%. Given the high volatility of equity and fixed income markets we continue to maintain a low duration in the Fund. This serves two functions: it immunizes the Fund from interest rate moves, and it minimizes long-term business risk. Due to the instability of the capital markets, the Fund is positioned with high quality credits as a measure against credit risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $13,540
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $24,080
Bloomberg U.S. Aggregate Bond Index - $11,651
ICE BofA All Yield Alternatives US Convertibles Index - $15,715
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,080
$15,715
$13,540
$11,651
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
04/30/15	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,660	$9,277	$10,272	$9,058
04/30/17	$10,562	$11,177	$10,357	$10,267
04/30/18	$11,007	$12,405	$10,324	$10,846
04/30/19	$11,216	$13,803	$10,870	$11,473
04/30/20	$11,034	$14,529	$12,049	$11,322
04/30/21	$14,023	$23,987	$12,017	$14,237
04/30/22	$13,221	$20,852	$10,994	$12,920
04/30/23	$12,641	$19,583	$10,947	$12,752
04/30/24	$13,517	$21,479	$10,786	$14,039
04/30/25	$13,540	$24,080	$11,651	$15,715

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	-2.27%	0.17%	4.18%	3.08%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	1.96%	12.11%	10.63%	9.19%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA All Yield Alternatives US Convertibles Index	3.29%	11.94%	6.78%	4.62%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$587,484,527
  Number of Portfolio Holdings84
  Advisory Fee $2,316,768
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	2.6%
Money Market Funds	3.5%
Financials	4.6%
Energy	5.8%
Industrials	7.9%
Communications	8.5%
Consumer Discretionary	13.8%
Health Care	22.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	3.0%
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	2.9%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.9%
Ford Motor Company, 1.950%, 03/15/26	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.8%
AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.220%, 04/26/28	2.8%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.8%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.8%
ON Semiconductor Corporation, 0.500%, 03/01/29	2.8%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Miller Convertible Bond Fund - Class C (MCFCX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-MCFCX

Miller Convertible Bond Fund - Class I (MCIFX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.04%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Miller Convertible Bond Fund performed in line with equities, as measured by the S&P 500, but underperformed the benchmark V0A0 index during the reporting period.

Over the last six months two and three yields shifted lower by ~60 basis points. The duration of the Fund is one year lower than the V0A0 benchmark index. In a period of falling interest rates, high duration portfolios outperform low duration portfolios. Credit exposure partially offset the negative impact of lower interest rates. The Miller Convertible Bond Fund has a higher credit quality than the benchmark index. During the reporting period higher credit quality outperformed lower credit quality.

The Fund is underweight technology and overweight healthcare. During the reporting period, equity returns in these sectors were 2.81% and -3.69%, respectively.

The Miller Convertible Bond Fund remains positioned in a conservative manner with an average bond price near 96. The Fund remains well diversified with 83 positions and no individual sector exposure above 24%. Given the high volatility of equity and fixed income markets we continue to maintain a low duration in the Fund. This serves two functions: it immunizes the Fund from interest rate moves, and it minimizes long-term business risk. Due to the instability of the capital markets, the Fund is positioned with high quality credits as a measure against credit risk.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Miller Convertible Bond Fund - $1,495,168
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $2,407,957
Bloomberg U.S. Aggregate Bond Index - $1,165,115
ICE BofA All Yield Alternatives US Convertibles Index - $1,571,494
$2,425,000
$1,940,000
$1,455,000
$970,000
$485,000
$0
$2,407,957
$1,571,494
$1,495,168
$1,165,115
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
Apr-2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$974,756	$927,748	$1,027,204	$905,804
Apr-2017	$1,076,644	$1,117,688	$1,035,716	$1,026,696
Apr-2018	$1,133,978	$1,240,495	$1,032,409	$1,084,639
Apr-2019	$1,167,150	$1,380,305	$1,087,030	$1,147,285
Apr-2020	$1,159,645	$1,452,913	$1,204,885	$1,132,218
Apr-2021	$1,488,102	$2,398,724	$1,201,666	$1,423,703
Apr-2022	$1,416,334	$2,085,243	$1,099,378	$1,291,991
Apr-2023	$1,367,777	$1,958,322	$1,094,679	$1,275,205
Apr-2024	$1,478,312	$2,147,906	$1,078,606	$1,403,883
Apr-2025	$1,495,168	$2,407,957	$1,165,115	$1,571,494

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	-1.76%	1.14%	5.21%	4.10%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	1.96%	12.11%	10.63%	9.19%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA All Yield Alternatives US Convertibles Index	3.29%	11.94%	6.78%	4.62%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$587,484,527
  Number of Portfolio Holdings84
  Advisory Fee $2,316,768
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.7%
Consumer Staples	2.6%
Money Market Funds	3.5%
Financials	4.6%
Energy	5.8%
Industrials	7.9%
Communications	8.5%
Consumer Discretionary	13.8%
Health Care	22.3%
Technology	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	3.0%
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	2.9%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.9%
Ford Motor Company, 1.950%, 03/15/26	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.8%
AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.220%, 04/26/28	2.8%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.8%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.8%
ON Semiconductor Corporation, 0.500%, 03/01/29	2.8%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Miller Convertible Bond Fund - Class I (MCIFX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-MCIFX

Miller Intermediate Bond Fund - Class I (MIFIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Over the last six months, the Miller Intermediate Bond Fund underperformed the benchmark Barclays Aggregate index. Lower equity prices and lower credit quality led to outperformance when compared to the benchmark index.

Equity markets returned over 30% while fixed income markets returned 10% during the reporting period. The Fund’s exposure to convertible bonds, which are influenced by equity prices, led to outperformance when compared to fixed income benchmarks.

Partially offsetting the “equity effect” on the Fund’s performance was the performance in fixed income market. Interest rates fell 50 to 60 basis points across the yield curve, leading to positive returns. The benchmark’s duration is 4.5 years higher than the Fund’s, offsetting some of the Fund’s outperformance. However, in a “risk on” environment, lower credit quality outperformed investment grade credits. The benchmark index is 100% investment grade, leading to underperformance when compared to the Fund.

The Miller Intermediate Fund can invest in a wide range of fixed income instruments. The Fund currently has small allocations to US Treasuries and investment grade corporate bonds. The current allocation reflects our views on interest rates and corporate credit spreads.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Miller Intermediate Bond Fund - $1,590,182
Bloomberg U.S. Aggregate Bond Index - $1,179,584
$1,600,000
$1,280,000
$960,000
$640,000
$320,000
$0
$1,590,182
$1,179,584
Dec-2014
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Apr-2015	$1,053,258	$1,012,419
Apr-2016	$1,053,810	$1,039,961
Apr-2017	$1,138,154	$1,048,578
Apr-2018	$1,169,044	$1,045,230
Apr-2019	$1,205,373	$1,100,529
Apr-2020	$1,179,626	$1,219,848
Apr-2021	$1,475,184	$1,216,589
Apr-2022	$1,424,205	$1,113,031
Apr-2023	$1,392,859	$1,108,274
Apr-2024	$1,510,519	$1,092,001
Apr-2025	$1,590,182	$1,179,584

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Miller Intermediate Bond Fund - Class I	1.14%	5.27%	6.16%	4.21%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$197,936,088
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$723,855
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	65.4%
Corporate Bonds	27.6%
Money Market Funds	7.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.8%
Health Care
17.5%
Industrials
13.7%
Consumer Discretionary
11.8%
Consumer Staples
9.4%
Financials
7.7%
Money Market Funds
7.3%
Communications
6.4%
Energy
2.4%
Liabilities in Excess of Other Assets
-5.0%

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Energy	2.4%
Communications	6.4%
Money Market Funds	7.3%
Financials	7.7%
Consumer Staples	9.4%
Consumer Discretionary	11.8%
Industrials	13.7%
Health Care	17.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	2.9%
Apple, Inc., 0.550%, 08/20/25	2.9%
Walmart, Inc., 3.900%, 09/09/25	2.9%
Berkshire Hathaway, Inc., 3.125%, 03/15/26	2.9%
Colgate-Palmolive Company, 4.800%, 03/02/26	2.8%
Cigna Corporation, 2.400%, 03/15/30	2.8%
Union Pacific Corporation, 3.250%, 08/15/25	2.8%
Caterpillar Financial Services Corporation, 2.400%, 08/09/26	2.8%
Texas Instruments, Inc., 2.900%, 11/03/27	2.8%
3M Company, 2.250%, 09/19/26	2.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Miller Intermediate Bond Fund - Class I (MIFIX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-MIFIX

Miller Market Neutral Income Fund - Class I (MMNIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	1.65%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Miller Market Neutral Fund outperformed its benchmark significantly in the last six months. While the benchmark Bloomberg 1-3 year US government/credit index returned 2.96% during the reporting period, the Fund is up 4.68%.

Two factors have contributed to the Fund’s outperformance when compared to the benchmark. A market neutral fund seeks to take advantage of equity volatility because the strategy uses hedged options as a source of returns. With a market neutral fund, as stocks move higher, more stock needs to be sold to keep the exposure neutral. Similarly, when markets move lower, stock needs to be bought to keep neutral exposure. The elevated levels of volatility in December, March, and April provided many profitable hedging opportunities for the Fund.

In a previous report, we mentioned that new deals can be very profitable for a market neutral strategy. We can model out the terms of new deals to determine the relative cheapness of a bond compared to its theoretical value. Although market volatility has slowed down the pace of new issuance, it remains a key source of alpha.

The Miller Market Neutral Fund seeks to have positive returns in all market conditions.  In addition, it attempts to have returns that are not strongly correlated with other asset classes.  Lastly, it tries to minimize drawdowns.  During the reporting period, the largest draw down was -0.39%.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

Miller Market Neutral Income Fund - $1,130,377
Bloomberg 1-3 Year US Government/Credit Index - $1,068,543
Bloomberg U.S. Aggregate Bond Index - $1,044,750
Bloomberg Short Treasury Index - $1,067,429
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$950,000
$1,130,377
$1,068,543
$1,067,429
$1,044,750
Dec-2023
Apr-2024
Apr-2025

	Miller Market Neutral Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Short Treasury Index
Dec-2023	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2024	$1,018,114	$1,000,865	$967,179	$1,016,297
Apr-2025	$1,130,377	$1,068,543	$1,044,750	$1,067,429

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	4.68%	11.03%	9.60%
Bloomberg 1-3 Year US Government/Credit Index	2.96%	6.76%	5.08%
Bloomberg Short Treasury Index	2.22%	5.03%	5.00%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	3.33%

From the Fund’s inception on December 29, 2023, to April 30, 2024, the Fund’s primary benchmarks were the Bloomberg 1-3 Year US Government/Credit Index and the Bloomberg U.S. Short Treasury Index. For the period from April 30, 2024, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year US Government/Credit Index. The Bloomberg U.S. Aggregate Bond Index was added as a broad-based securities market index in accordance with recent changes to regulatory disclosure requirements.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$53,722,822
  Number of Portfolio Holdings92
  Advisory Fee (net of waivers)$194,414
  Portfolio Turnover262%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.8%
Money Market Funds	0.1%
Purchased Options	0.1%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.9%
Money Market	0.1%
Index Option	0.1%
Consumer Staples	1.7%
Consumer Discretionary	2.3%
Communications	4.7%
Industrials	17.9%
Utilities	19.4%
Technology	21.7%
Health Care	36.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc., 1.375%, 07/15/30	3.6%
Ascendis Pharma A/S, 2.250%, 04/01/28	3.5%
PPL Capital Funding, Inc., 2.875%, 03/15/28	3.2%
CenterPoint Energy, Inc., 4.250%, 08/15/26	3.2%
Guidewire Software, Inc., 1.250%, 11/01/29	3.1%
Duke Energy Corporation, 4.125%, 04/15/26	3.0%
Jazz Investments I Ltd., 3.125%, 09/15/30	3.0%
Parsons Corporation, 2.625%, 03/01/29	3.0%
Integer Holdings Corporation, 1.875%, 03/15/30	3.0%
Alliant Energy Corporation, 3.875%, 03/15/26	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Consumer Staples	-0.2%
Consumer Discretionary	-0.5%
Energy	-0.7%
Communications	-2.8%
Industrials	-7.2%
Technology	-8.9%
Utilities	-9.6%
Health Care	-13.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Miller Market Neutral Income Fund - Class I (MMNIX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-MMNIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Miller Convertible Bond Fund
Miller Intermediate Bond Fund
Miller Market Neutral Income Fund

Semi-annual Financial Statements

and additional information

April 30, 2025

877- 441- 4434
www.MillerFamilyofFunds.com

Investment advisor
Wellesley Asset Management, Inc.
100 Market Street, Suite 203
Portsmouth, NH 03801
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2%
	AEROSPACE & DEFENSE — 1.7%
10,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	$10,026,000
100,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	135,120
				10,161,120
	ASSET MANAGEMENT — 1.9%
12,000,000	Capital Southwest Corporation	5.1250	11/15/29	11,325,094

	AUTOMOTIVE — 2.9%
17,000,000	Ford Motor Company(a)	1.9500	03/15/26	16,714,791

	BEVERAGES — 0.0%(b)
100,000	MGP Ingredients, Inc.	1.8750	11/15/41	94,209

	BIOTECH & PHARMA — 17.5%
100,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	135,960
16,000,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.2200	04/26/28	16,510,400
18,900,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	16,365,502
17,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	15,979,191
1,800,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	1,887,556
9,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	9,284,701
10,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	9,798,000
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	92,450
13,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	12,825,800
3,000,000	Merck & Co., Inc. - UBS AG Synthetic(e)	1.7721	05/25/28	3,012,900
100,000	Pacira BioSciences, Inc.	0.7500	08/01/25	98,747
18,000,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	17,095,189
				103,086,396
	CABLE & SATELLITE — 0.8%
4,400,000	Sirius XM Holdings, Inc.	3.7500	03/15/28	4,508,818

	ELECTRIC UTILITIES — 0.1%
100,000	Alliant Energy Corporation	3.8750	03/15/26	105,187
100,000	CenterPoint Energy, Inc.	4.2500	08/15/26	112,971
100,000	CMS Energy Corporation	3.3750	05/01/28	110,796
100,000	Ormat Technologies, Inc.	2.5000	07/15/27	103,948

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	ELECTRIC UTILITIES — 0.1% (Continued)
100,000	PG&E Corporation	4.2500	12/01/27	$104,192
100,000	PPL Capital Funding, Inc.	2.8750	03/15/28	114,146
				651,240
	ELECTRICAL EQUIPMENT — 0.1%
100,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	104,898
100,000	Bloom Energy Corporation	3.0000	06/01/28	126,630
100,000	Itron, Inc.(a)	(5.8800)	03/15/26	105,413
100,000	OSI Systems, Inc.(c)	2.2500	08/01/29	127,137
				464,078
	ENGINEERING & CONSTRUCTION — 1.1%
6,000,000	Fluor Corporation	1.1250	08/15/29	6,333,880
100,000	Granite Construction, Inc.(c)	3.2500	06/15/30	126,314
100,000	Tetra Tech, Inc.	2.2500	08/15/28	106,418
				6,566,612
	GAS & WATER UTILITIES — 0.0%(b)
100,000	American Water Capital Corporation	3.6250	06/15/26	102,979

	HOME CONSTRUCTION — 2.7%
16,500,000	Meritage Homes Corporation(c)	1.7500	05/15/28	16,110,677

	HOUSEHOLD PRODUCTS — 2.7%
16,600,000	Spectrum Brands, Inc.(c)	3.3750	06/01/29	15,486,664

	INSURANCE — 2.7%
17,000,000	Everest Group Ltd. - Bank of Montreal Synthetic(e)	2.5800	09/27/27	15,986,800

	INTERNET MEDIA & SERVICES — 12.6%
10,000,000	Airbnb, Inc.(a)	4.9700	03/15/26	9,583,830
100,000	Alphabet, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.4000	09/24/26	108,800
8,000,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	8,597,600

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	INTERNET MEDIA & SERVICES — 12.6% (Continued)
4,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	$4,740,400
16,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(e)	4.8600	02/24/27	15,288,000
100,000	Expedia Group, Inc.(a)	2.7800	02/15/26	97,832
16,000,000	Lyft, Inc.	0.6250	03/01/29	15,677,326
7,000,000	Spotify USA, Inc.(a)	(25.500)	03/15/26	9,007,681
10,000,000	Uber Technologies, Inc.(a)	(17.100)	12/15/25	11,201,837
				74,303,306
	LEISURE / ENTERTAINMENT — 2.6%
6,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	5,825,400
10,000,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	9,714,000
				15,539,400
	LEISURE PRODUCTS — 5.4%
100,000	LCI Industries	1.1250	05/15/26	95,192
16,000,000	LCI Industries(c)	3.0000	03/01/30	14,927,763
19,000,000	Winnebago Industries, Inc.	3.2500	01/15/30	16,348,603
				31,371,558
	MACHINERY — 2.3%
5,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	5,406,000
8,000,000	John Bean Technologies Corporation	0.2500	05/15/26	7,878,832
				13,284,832
	MEDICAL EQUIPMENT & DEVICES — 4.9%
100,000	Dexcom, Inc.	0.2500	11/15/25	97,486
15,000,000	Dexcom, Inc.	0.3750	05/15/28	13,587,973
100,000	Haemonetics Corporation(c)	2.5000	06/01/29	95,853
15,500,000	LivaNova plc	2.5000	03/15/29	14,589,477
100,000	Repligen Corporation	1.0000	12/15/28	103,181
100,000	TransMedics Group, Inc.	1.5000	06/01/28	126,221
				28,600,191
	OIL & GAS — 4.6%
100,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	111,790
18,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(e)	4.6400	09/25/27	16,959,600
3,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	3,084,000
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	12/17/25	7,161,700
				27,317,090

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	RENEWABLE ENERGY — 1.2%
15,000,000	Fluence Energy, Inc.(c)	2.2500	06/15/30	$7,002,675

	SEMICONDUCTORS — 13.7%
10,000,000	Intel Corporation - Royal Bank of Canada Synthetic(e)	4.8421	07/15/27	9,336,000
10,000,000	NVIDIA Corporation - Bank of Montreal Synthetic(e)	4.9000	11/22/27	9,627,000
7,000,000	NVIDIA Corporation - Barclays Bank PLC Synthetic(e)	4.9100	11/29/27	6,103,300
8,000,000	NVIDIA Corporation - Morgan Stanley Finance, LLC Synthetic(e)	4.6727	11/24/27	7,010,400
18,700,000	ON Semiconductor Corporation	0.5000	03/01/29	16,189,070
17,500,000	Synaptics, Inc.(c)	0.7500	12/01/31	15,436,033
20,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	16,676,937
				80,378,740
	SOFTWARE — 10.7%
15,300,000	Akamai Technologies, Inc.	0.3750	09/01/27	15,143,005
100,000	Akamai Technologies, Inc.	1.1250	02/15/29	96,877
100,000	Dayforce, Inc.	0.2500	03/15/26	95,740
18,000,000	Five9, Inc.	1.0000	03/15/29	15,343,154
18,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	17,677,800
15,000,000	Nice Ltd.(a)	5.7200	09/15/25	14,682,263
				63,038,839
	TECHNOLOGY HARDWARE — 0.0%(b)
100,000	IMAX Corporation	0.5000	04/01/26	106,543

	TECHNOLOGY SERVICES — 4.2%
100,000	CSG Systems International, Inc.	3.8750	09/15/28	108,960
16,000,000	Global Payments, Inc.	1.5000	03/01/31	14,242,179
10,000,000	Parsons Corporation	2.6250	03/01/29	10,602,526
				24,953,665
	TRANSPORTATION & LOGISTICS — 1.7%
100,000	Air Transport Services Group, Inc.	3.8750	08/15/29	99,903
1,000,000	Southwest Airlines Company	1.2500	05/01/25	999,872

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.2% (Continued)
	TRANSPORTATION & LOGISTICS — 1.7% (Continued)
8,000,000	World Kinect Corporation	3.2500	07/01/28	$8,717,229
				9,817,004
	TRANSPORTATION EQUIPMENT — 1.1%
6,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	6,189,215

	TOTAL CONVERTIBLE BONDS (Cost $600,500,281)			583,162,536

Shares
	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUND - 3.5%
20,337,308	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.20% (Cost $20,337,308)(d)			20,337,308

	TOTAL INVESTMENTS - 102.7% (Cost $620,837,589)			$603,499,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%			(16,015,317)
	NET ASSETS - 100.0%			$587,484,527

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2025.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $69,313,117 or 11.8% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2025.

(e)	Interest rate represents the comparable yield on the contingent payment debt instrument. See note 2.

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 68.7%
	AEROSPACE & DEFENSE — 1.0%
2,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(d)	5.0000	05/27/27	$2,005,200

	ASSET MANAGEMENT — 2.1%
4,500,000	Capital Southwest Corporation	5.1250	11/15/29	4,246,910

	AUTOMOTIVE — 2.2%
4,500,000	Ford Motor Company(a)	1.9500	03/15/26	4,424,503

	BIOTECH & PHARMA — 11.6%
5,000,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9700	04/26/28	5,159,500
6,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	5,195,397
5,400,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	5,075,743
3,800,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	10/25/27	3,513,100
4,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(d)	1.5700	02/24/28	3,946,400
				22,890,140
	HOME CONSTRUCTION — 2.4%
4,900,000	Meritage Homes Corporation(b)	1.7500	05/15/28	4,784,383

	HOUSEHOLD PRODUCTS — 2.4%
5,000,000	Spectrum Brands, Inc.(b)	3.3750	06/01/29	4,664,658

	INSURANCE — 2.6%
5,500,000	Everest Group Ltd. - Bank of Montreal Synthetic(d)	4.6700	09/27/27	5,172,200

	INTERNET MEDIA & SERVICES — 9.3%
2,000,000	Airbnb, Inc.(a)	4.9700	03/15/26	1,916,766
6,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(d)	4.8600	02/24/27	5,733,000
4,000,000	Expedia Group, Inc.(a)	2.7800	02/15/26	3,913,269
4,700,000	Lyft, Inc.	0.6250	03/01/29	4,605,215
2,000,000	Uber Technologies, Inc.(a)	(17.100)	12/15/25	2,240,367
				18,408,617

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 68.7% (Continued)
	LEISURE / ENTERTAINMENT — 1.4%
2,800,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(d)	5.0858	02/27/26	$2,719,920

	LEISURE PRODUCTS — 4.6%
4,700,000	LCI Industries(b)	3.0000	03/01/30	4,385,030
5,600,000	Winnebago Industries, Inc.	3.2500	01/15/30	4,818,536
				9,203,566
	MEDICAL EQUIPMENT & DEVICES — 3.1%
2,000,000	Haemonetics Corporation(b)	2.5000	06/01/29	1,917,057
4,400,000	LivaNova plc	2.5000	03/15/29	4,141,529
				6,058,586
	OIL & GAS — 2.4%
5,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(d)	4.6400	09/25/27	4,711,000

	SEMICONDUCTORS — 9.9%
4,700,000	Intel Corporation - Royal Bank of Canada Synthetic(d)	4.8421	07/15/27	4,387,920
5,300,000	NVIDIA Corporation - Bank of Montreal Synthetic(d)	4.9000	11/22/27	5,102,310
5,800,000	ON Semiconductor Corporation	0.5000	03/01/29	5,021,209
6,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	5,003,081
				19,514,520
	SOFTWARE — 6.8%
4,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	3,958,957
5,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)	4.8900	02/03/27	4,910,500
4,600,000	Nice Ltd.(a)	5.7200	09/15/25	4,502,560
				13,372,017
	TECHNOLOGY SERVICES — 3.6%
4,500,000	Global Payments, Inc.	1.5000	03/01/31	4,005,612
3,000,000	Parsons Corporation	2.6250	03/01/29	3,180,758
				7,186,370
	TRANSPORTATION & LOGISTICS — 3.3%
5,000,000	Air Transport Services Group, Inc.	3.8750	08/15/29	4,995,162
1,500,000	World Kinect Corporation	3.2500	07/01/28	1,634,480
				6,629,642

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 68.7% (Continued)
	TOTAL CONVERTIBLE BONDS (Cost $139,780,149)			$135,992,232

	CORPORATE BONDS — 29.0%
	AEROSPACE & DEFENSE — 1.0%
2,000,000	General Dynamics Corporation	2.1250	08/15/26	1,951,329

	DIVERSIFIED INDUSTRIALS — 2.8%
5,700,000	3M Company	2.2500	09/19/26	5,543,286

	HEALTH CARE FACILITIES & SERVICES — 2.8%
6,200,000	Cigna Corporation	2.4000	03/15/30	5,617,212

	HOUSEHOLD PRODUCTS — 4.1%
5,600,000	Colgate-Palmolive Company	4.8000	03/02/26	5,630,843
2,500,000	Procter & Gamble Company	2.4500	11/03/26	2,449,792
				8,080,635
	INSURANCE — 2.9%
5,700,000	Berkshire Hathaway, Inc.	3.1250	03/15/26	5,642,922

	MACHINERY — 2.8%
5,700,000	Caterpillar Financial Services Corporation	2.4000	08/09/26	5,579,629

	RETAIL - CONSUMER STAPLES — 2.9%
5,700,000	Walmart, Inc.	3.9000	09/09/25	5,690,941

	RETAIL - DISCRETIONARY — 1.2%
2,500,000	Home Depot, Inc.	2.1250	09/15/26	2,438,999

	SEMICONDUCTORS — 2.8%
5,700,000	Texas Instruments, Inc.	2.9000	11/03/27	5,558,173

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 29.0% (Continued)
	TECHNOLOGY HARDWARE — 2.9%
5,800,000	Apple, Inc.	0.5500	08/20/25	$5,732,712

	TRANSPORTATION & LOGISTICS — 2.8%
5,600,000	Union Pacific Corporation	3.2500	08/15/25	5,580,735

	TOTAL CORPORATE BONDS (Cost $57,269,697)			57,416,573

Shares
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUND – 7.3%
14,518,203	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.20% (Cost $14,518,203)(c)			14,518,203

	TOTAL INVESTMENTS – 105.0% (Cost $211,568,049)			$207,927,008
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%			(9,990,920)
	NET ASSETS - 100.0%			$197,936,088

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2025.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $15,751,128 or 8.0% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of April 30, 2025.

(d)	Interest rate represents the comparable yield on the contingent payment debt instrument. See note 2.

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 103.7%
	BIOTECH & PHARMA — 20.7%
1,500,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	$1,298,849
1,500,000	Ascendis Pharma A/S(e)	2.2500	04/01/28	1,866,323
750,000	Bridgebio Pharma, Inc.(a) (e)	1.7500	03/01/31	821,626
1,000,000	Collegium Pharmaceutical, Inc. (e)	2.8750	02/15/29	1,022,992
1,250,000	Halozyme Therapeutics, Inc. (e)	1.0000	08/15/28	1,565,486
1,200,000	Immunocore Holdings plc	2.5000	02/01/30	1,020,267
750,000	Ironwood Pharmaceuticals, Inc. (e)	1.5000	06/15/26	475,319
1,500,000	Jazz Investments I Ltd.(a) (e)	3.1250	09/15/30	1,630,607
1,500,000	Sarepta Therapeutics, Inc. (e)	1.2500	09/15/27	1,424,599
				11,126,068
	COMMERCIAL SUPPORT SERVICES — 2.2%
1,250,000	Alarm.com Holdings, Inc.(a) (e)	2.2500	06/01/29	1,199,810

	ELECTRIC UTILITIES — 19.4%
1,500,000	Alliant Energy Corporation(e)	3.8750	03/15/26	1,577,803
1,500,000	CenterPoint Energy, Inc. (e)	4.2500	08/15/26	1,694,572
1,500,000	Duke Energy Corporation(e)	4.1250	04/15/26	1,637,300
1,500,000	Ormat Technologies, Inc.	2.5000	07/15/27	1,559,213
1,000,000	PG&E Corporation	4.2500	12/01/27	1,041,919
1,500,000	PPL Capital Funding, Inc. (e)	2.8750	03/15/28	1,712,199
1,000,000	WEC Energy Group, Inc.(a) (e)	4.3750	06/01/27	1,177,737
				10,400,743
	ELECTRICAL EQUIPMENT — 7.8%
900,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	944,084
1,000,000	Bloom Energy Corporation(e)	3.0000	06/01/28	1,266,298
1,750,000	Itron, Inc.(a) (e)	1.3750	07/15/30	1,911,259
				4,121,641
	ENGINEERING & CONSTRUCTION — 4.4%
1,250,000	Fluor Corporation(e)	1.1250	08/15/29	1,319,558
1,000,000	Tetra Tech, Inc. (e)	2.2500	08/15/28	1,064,180
				2,383,738
	HOME CONSTRUCTION — 2.3%
1,250,000	Meritage Homes Corporation(a)	1.7500	05/15/28	1,220,506

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 103.7% (Continued)
	HOUSEHOLD PRODUCTS — 1.7%
1,000,000	Spectrum Brands, Inc.(a) (e)	3.3750	06/01/29	$932,932

	INTERNET MEDIA & SERVICES — 2.4%
1,000,000	Uber Technologies, Inc.	0.8750	12/01/28	1,312,648

	MEDICAL EQUIPMENT & DEVICES — 15.4%
1,000,000	Dexcom, Inc. (e)	0.3750	05/15/28	905,865
1,500,000	Integer Holdings Corporation(a) (e)	1.8750	03/15/30	1,588,479
1,000,000	LeMaitre Vascular, Inc.(a)	2.5000	02/01/30	1,040,764
1,500,000	LivaNova plc(e)	2.5000	03/15/29	1,411,885
900,000	Merit Medical Systems, Inc.(a) (e)	3.0000	02/01/29	1,147,904
1,250,000	Omnicell, Inc.(a) (e)	1.0000	12/01/29	1,128,633
1,000,000	Repligen Corporation	1.0000	12/15/28	1,031,813
				8,255,343
	PUBLISHING & BROADCASTING — 2.3%
1,000,000	Liberty Media Corp-Liberty Formula One	2.2500	08/15/27	1,219,691

	SEMICONDUCTORS — 3.3%
1,000,000	MACOM Technology Solutions Holdings, Inc.(a),(b) (e)	1.4400	12/15/29	935,854
1,000,000	MKS Instruments, Inc.(a)	1.2500	06/01/30	862,691
				1,798,545
	SOFTWARE — 11.8%
1,000,000	Akamai Technologies, Inc.(e)	0.3750	09/01/27	989,739
1,000,000	BlackLine, Inc.(a)	1.0000	06/01/29	987,543
1,500,000	Dropbox, Inc.(b) (e)	(0.7200)	03/01/28	1,531,054
1,500,000	Guidewire Software, Inc.(a)	1.2500	11/01/29	1,659,060
1,000,000	Progress Software Corporation(e)	3.5000	03/01/30	1,134,303
				6,301,699
	TECHNOLOGY SERVICES — 6.6%
1,000,000	CSG Systems International, Inc. (e)	3.8750	09/15/28	1,089,595
1,000,000	Global Payments, Inc. (e)	1.5000	03/01/31	890,136
1,500,000	Parsons Corporation(e)	2.6250	03/01/29	1,590,379
				3,570,110

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 103.7% (Continued)
	TRANSPORTATION & LOGISTICS — 1.5%
750,000	World Kinect Corporation(e)	3.2500	07/01/28	$817,240

	TRANSPORTATION EQUIPMENT — 1.9%
1,000,000	Greenbrier Companies, Inc. (e)	2.8750	04/15/28	1,031,536

	TOTAL CONVERTIBLE BONDS (Cost $55,198,609)			55,692,250

Shares
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUND - 0.1%
76,297	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.20%(c)			76,297
	TOTAL MONEY MARKET FUND (Cost $76,297)			76,297

	TOTAL SHORT-TERM INVESTMENTS (Cost $76,297)			76,297

Contracts(d)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED(f) - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
8	S&P 500 Index(e)	06/20/2025	$5,000	$4,498,600	$31,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $53,616)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $53,616)				31,600

	TOTAL INVESTMENTS - 103.9% (Cost $55,328,522)				$55,800,147
	SECURITIES SOLD SHORT – (43.0)% (Proceeds – $23,352,453)				(23,092,452)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 39.1%				21,015,127
	NET ASSETS - 100.0%				$53,722,822

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS(f) — (43.0)%
	BIOTECH & PHARMA - (7.8)%
(10,100)	Amphastar Pharmaceuticals, Inc.	$(246,541)
(6,100)	Ascendis Pharma A/S - ADR	(1,039,684)
(11,000)	Bridgebio Pharma, Inc.	(421,960)
(17,500)	Collegium Pharmaceutical, Inc.	(472,413)
(16,400)	Halozyme Therapeutics, Inc.	(1,007,287)
(5,200)	Immunocore Holdings plc - ADR	(156,520)
(15,900)	Ironwood Pharmaceuticals, Inc.	(14,824)
(5,400)	Jazz Pharmaceuticals plc	(631,584)
(2,750)	Sarepta Therapeutics, Inc.	(171,600)
		(4,162,413)
	ELECTRIC UTILITIES - (9.6)%
(10,100)	Alliant Energy Corporation	(616,504)
(26,300)	CenterPoint Energy, Inc.	(1,019,914)
(7,400)	Duke Energy Corporation	(902,948)
(6,700)	Ormat Technologies, Inc.	(486,420)
(17,200)	PG&E Corporation	(284,144)
(29,700)	PPL Corporation	(1,084,050)
(7,000)	WEC Energy Group, Inc.	(766,640)
		(5,160,620)
	ELECTRICAL EQUIPMENT - (4.5)%
(3,300)	Advanced Energy Industries, Inc.	(321,453)
(6,700)	Alarm.com Holdings, Inc.	(359,120)
(38,800)	Bloom Energy Corporation, Class A	(710,816)
(9,200)	Itron, Inc.	(1,023,868)
		(2,415,257)
	ENGINEERING & CONSTRUCTION - (1.9)%
(17,400)	Fluor Corporation	(607,086)
(13,100)	Tetra Tech, Inc.	(408,589)
		(1,015,675)

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS(f) — (43.0)% (Continued)
	HOME CONSTRUCTION - (0.5)%
(4,100)	Meritage Homes Corporation	$(279,374)

	HOUSEHOLD PRODUCTS - (0.2)%
(2,100)	Spectrum Brands Holdings, Inc.	(132,510)

	INTERNET MEDIA & SERVICES - (1.5)%
(10,100)	Uber Technologies, Inc.	(818,201)

	MEDICAL EQUIPMENT & DEVICES - (5.3)%
(1,800)	DexCom, Inc.	(128,484)
(6,500)	Integer Holdings Corporation	(821,015)
(4,800)	LeMaitre Vascular, Inc.	(435,552)
(8,900)	LivaNova plc	(329,300)
(8,000)	Merit Medical Systems, Inc.	(755,600)
(2,900)	Repligen Corporation	(400,171)
		(2,870,122)
	OIL & GAS PRODUCERS - (0.7)%
(14,500)	World Kinect Corporation	(363,805)

	PUBLISHING & BROADCASTING - (1.3)%
(7,900)	Liberty Media Corp-Liberty Formula One	(700,493)

	SEMICONDUCTORS - (1.1)%
(3,100)	MACOM Technology Solutions Holdings, Inc.	(321,625)
(3,500)	MKS Instruments, Inc.	(245,490)
		(567,115)
	SOFTWARE - (5.6)%
(3,400)	Akamai Technologies, Inc.	(273,972)
(8,500)	Blackline, Inc.	(401,455)
(21,000)	Dropbox, Inc., Class A	(599,550)
(3,900)	Guidewire Software, Inc.	(798,603)
(11,900)	Omnicell, Inc.	(371,994)
(9,500)	Progress Software Corporation	(569,620)
		(3,015,194)

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS(f) — (43.0)% (Continued)
	TECHNOLOGY SERVICES - (2.2)%
(7,600)	CSG Systems International, Inc.	$(456,988)
(2,500)	Global Payments, Inc.	(190,775)
(7,900)	Parsons Corporation	(528,194)
		(1,175,957)
	TRANSPORTATION EQUIPMENT - (0.8)%
(9,800)	Greenbrier Companies, Inc.	(415,716)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $23,352,453)	$(23,092,452)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $18,245,405 or 34.0% of net assets.

(b)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2025.

(c)	Rate disclosed is the seven-day effective yield as of April 30, 2025.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	All or a portion of this security is segregated as collateral for the line of credit as of April 30, 2025; total fair value amount of collateral was $28,597,399.

(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2025

	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral
	Bond Fund	Bond Fund	Income Fund
Assets:
Investments in Securities at Cost	$620,837,589	$211,568,049	$55,328,522
Investments in Securities at Fair Value	$603,499,844	$207,927,008	$55,800,147
Cash	—	—	23,671,125
Receivable for Securities Sold	—	—	519,628
Interest Receivable	1,746,673	791,650	340,327
Receivable for Fund Shares Sold	34,122	9,577	49,200
Prepaid Expenses and Other Assets	42,913	23,394	24,036
Total Assets	605,323,552	208,751,629	80,404,463

Liabilities:
Securities Sold Short (Proceeds of $0, $0, and $23,352,453)	—	—	23,092,452
Payable for Securities Purchased	16,000,000	10,651,655	2,566,654
Loan Payable	—	—	900,000
Accrued Advisory Fees	359,526	109,933	43,157
Interest Payable	—	—	61,238
Payable for Fund Shares Redeemed	1,283,866	25,643	—
Accrued Distribution Fees	36,629	—	—
Accrued Expenses and Other Liabilities	159,004	28,310	18,140
Total Liabilities	17,839,025	10,815,541	26,681,641

Net Assets	$587,484,527	$197,936,088	$53,722,822

Composition of Net Assets:
At April 30, 2025, Net Assets consisted of:
Paid-in-Capital	$652,512,355	$200,634,630	$51,501,899
Accumulated Earnings (Deficits)	(65,027,828)	(2,698,542)	2,220,923
Net Assets	$587,484,527	$197,936,088	$53,722,822

Net Asset Value Per Share
Class A Shares
Net Assets	$37,717,713
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,071,701
Net Asset Value and Redemption Price per Share	$12.28
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 3.75%)	$12.76

Class I Shares
Net Assets	$524,247,881	$197,936,088	$53,722,822
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	42,849,187	12,191,819	4,999,076
Net Asset Value, Offering and Redemption Price per Share	$12.23	$16.24	$10.75

Class C Shares
Net Assets	$25,518,933
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,108,143
Net Asset Value, Offering and Redemption Price per Share	$12.10

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2025

	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral
	Bond Fund	Bond Fund	Income Fund
Investment Income:
Interest Income	$6,124,500	$2,892,349	$875,894
Total Investment Income	6,124,500	2,892,349	875,894

Expenses:
Investment Advisory Fees	2,316,768	771,122	265,185
Dividend expense on securities sold short	—	—	47,380
Distribution Fees (Class A)	98,687	—	—
Distribution Fees (Class C)	139,470	—	—
Third Party Administrative Services Fees	290,812	108,897	14,413
Administration Fees	127,691	48,217	19,939
Transfer Agent Fees	93,989	18,000	15,394
Trustees’ Fees	85,448	26,177	4,430
Audit Fees	71,206	21,805	3,687
Registration and Filing Fees	40,577	14,886	9,930
Custodian Fees	25,350	11,920	5,934
Legal Fees	28,961	8,876	1,507
Printing Expense	40,168	12,301	1,053
Chief Compliance Officer Fees	21,362	6,546	1,107
Insurance Expense	20,449	6,263	2,080
Interest Expense	—	—	26,440
Miscellaneous Expenses	37,192	9,940	2,480
Total Expenses	3,438,130	1,064,950	420,959
Less: Fees Waived by Adviser	—	(47,267)	(70,771)
Net Expenses	3,438,130	1,017,683	350,188
Net Investment Income	2,686,370	1,874,666	525,706

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	33,550,242	12,267,336	1,034,365
Short Sales	—	—	320,211
Total Net Realized Gain	33,550,242	12,267,336	1,354,576

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(46,014,492)	(11,777,590)	(709,155)
Short Sales	—	—	779,624
Total Net Change in Unrealized Appreciation (Depreciation)	(46,014,492)	(11,777,590)	70,469
Net Realized and Unrealized Gain (Loss) on Investments	(12,464,250)	489,746	1,425,045

Net Increase (Decrease) in Net Assets Resulting From Operations	$(9,777,880)	$2,364,412	$1,950,751

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	2,686,370	$7,764,040
Net Realized Gain on Investments	33,550,242	1,774,228
Net Change in Unrealized Appreciation (Depreciation) on Investments	(46,014,492)	74,308,304
Net Increase (Decrease) in Net Assets Resulting From Operations	(9,777,880)	83,846,572

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.34 and $0.45 per share, respectively)	(1,057,881)	(1,402,792)
Class I ($0.37 and $0.51 per share, respectively)	(16,154,748)	(24,140,407)
Class C ($0.31 and $0.38 per share, respectively)	(678,084)	(932,926)
Total Distributions to Shareholders	(17,890,713)	(26,476,125)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	2,095,630	7,375,419
Distributions Reinvested	972,023	1,289,197
Cost of Shares Redeemed	(3,706,915)	(8,938,520)
Total Class A Shares	(639,262)	(273,904)
Class I
Proceeds from Shares Issued	51,252,636	112,438,724
Distributions Reinvested	12,468,754	18,646,247
Cost of Shares Redeemed	(115,542,846)	(204,299,059)
Total Class I Shares	(51,821,456)	(73,214,088)
Class C
Proceeds from Shares Issued	790,890	1,404,611
Distributions Reinvested	619,824	865,899
Cost of Shares Redeemed	(3,649,415)	(7,141,786)
Total Class C Shares	(2,238,701)	(4,871,276)
Total Beneficial Interest Transactions	(54,699,419)	(78,359,268)

Decrease in Net Assets	(82,368,012)	(20,988,821)

Net Assets:
Beginning of Period	669,852,539	690,841,360
End of Period	$587,484,527	$669,852,539

SHARE ACTIVITY
Class A:
Shares Issued	162,808	576,669
Shares Reinvested	76,854	101,128
Shares Redeemed	(291,001)	(701,551)
Net decrease in shares of beneficial interest outstanding	(51,339)	(23,754)

Class I:
Shares Issued	4,096,645	8,875,930
Shares Reinvested	988,527	1,469,935
Shares Redeemed	(9,089,297)	(16,317,826)
Net decrease in shares of beneficial interest outstanding	(4,004,125)	(5,971,961)

Class C:
Shares Issued	61,808	111,025
Shares Reinvested	49,725	68,814
Shares Redeemed	(291,970)	(569,989)
Net decrease in shares of beneficial interest outstanding	(180,437)	(390,150)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$1,874,666	$3,792,698
Net Realized Gain on Investments	12,267,336	4,393,266
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,777,590)	14,578,149
Net Increase in Net Assets Resulting From Operations	2,364,412	22,764,113

Total Distributions Paid
Class I ($0.42 and $0.67 per share, respectively)	(5,228,620)	(7,613,622)
Total Distributions to Shareholders	(5,228,620)	(7,613,622)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	27,746,425	78,672,377
Distributions Reinvested	4,884,092	7,312,783
Cost of Shares Redeemed	(38,051,846)	(58,045,016)
Total Beneficial Interest Transactions	(5,421,329)	27,940,144

Increase (Decrease) in Net Assets	(8,285,537)	43,090,635

Net Assets:
Beginning of Period	206,221,625	163,130,990
End of Period	$197,936,088	$206,221,625

SHARE ACTIVITY
Class I:
Shares Issued	1,675,164	4,859,021
Shares Reinvested	297,123	453,590
Shares Redeemed	(2,300,998)	(3,626,624)
Net increase (decrease) in shares of beneficial interest outstanding	(328,711)	1,685,987

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Period*
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$525,706	$601,033
Net Realized Gain on Investments	1,354,576	595,273
Net Change in Unrealized Appreciation on Investments	70,469	661,157
Net Increase in Net Assets Resulting From Operations	1,950,751	1,857,463

Total Distributions Paid
Class I ( $0.33 and $0.20 per share)	(1,168,317)	(431,381)
Total Distributions to Shareholders	(1,168,317)	(431,381)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	21,135,544	38,953,981
Distributions Reinvested	1,113,200	414,125
Cost of Shares Redeemed	(6,820,453)	(3,282,091)
Total Beneficial Interest Transactions	15,428,291	36,086,015

Increase in Net Assets	16,210,725	37,512,097

Net Assets:
Beginning of Period	37,512,097	—
End of Period	$53,722,822	$37,512,097

SHARE ACTIVITY
Class I:
Shares Issued	1,995,529	3,819,986
Shares Reinvested	106,356	40,014
Shares Redeemed	(644,651)	(318,158)
Net increase in shares of beneficial interest outstanding	1,457,234	3,541,842

*	For the period December 29, 2023 (commencement of operations) to October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months
	Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$12.86		$11.82	$12.21	$14.53	$13.78	$12.56
Increase (decrease) from operations:
Net investment income (loss) (a)	0.03		0.09	0.07	0.01	(0.05)	0.05
Net gain (loss) from securities (both realized and unrealized)	(0.27)		1.40	(0.12)	(1.29)	1.49	1.48
Total from operations	(0.24)		1.49	(0.05)	(1.28)	1.44	1.53

Distributions to shareholders from:
Net investment income	(0.34)		(0.45)	(0.34)	(0.43)	(0.64)	(0.31)
Net realized gain	—		—	—	(0.61)	(0.05)	—
Total distributions	(0.34)		(0.45)	(0.34)	(1.04)	(0.69)	(0.31)

Net Asset Value, End of Period	$12.28		$12.86	$11.82	$12.21	$14.53	$13.78

Total Return (b)	(1.92	)% (d)	12.64%	(0.51)%	(9.45)%	10.54%	12.33%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$37,718		$40,177	$37,208	$41,006	$40,582	$53,385
Ratio of expenses to average net assets	1.54	% (c)	1.51%	1.49%	1.47%	1.46%	1.49%
Ratio of net investment income (loss) to average net assets	0.45	% (c)	0.72%	0.59%	0.09%	(0.36)%	0.40%
Portfolio turnover rate	50	% (d)	73%	75%	73%	98%	94%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$12.82		$11.78	$12.18	$14.49	$13.75	$12.55
Increase (decrease) from operations:
Net investment income (a)	0.06		0.15	0.13	0.08	0.02	0.12
Net gain (loss) from securities (both realized and unrealized)	(0.28)		1.40	(0.13)	(1.30)	1.49	1.47
Total from operations	(0.22)		1.55	—	(1.22)	1.51	1.59

Distributions to shareholders from:
Net investment income	(0.37)		(0.51)	(0.40)	(0.48)	(0.72)	(0.39)
Net realized gain	—		—	—	(0.61)	(0.05)	—
Total distributions	(0.37)		(0.51)	(0.40)	(1.09)	(0.77)	(0.39)

Net Asset Value, End of Period	$12.23		$12.82	$11.78	$12.18	$14.49	$13.75

Total Return (b)	(1.76	)% (d)	13.23%	(0.10)%	(8.95)%	11.04%	12.93%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$524,248		$600,642	$622,382	$764,478	$873,184	$619,010
Ratio of expenses to average net assets	1.04	% (c)	1.02%	0.99%	0.97%	0.96%	0.99%
Ratio of net investment income to average net assets	0.95	% (c)	1.22%	1.09%	0.57%	0.13%	0.89%
Portfolio turnover rate	50	% (d)	73%	75%	73%	98%	94%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months
	Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$12.69		$11.67	$12.07	$14.38	$13.64	$12.45
Increase (decrease) from operations:
Net investment income (loss) (a)	0.00	(e)	0.03	0.01	(0.06)	(0.13)	(0.01)
Net gain (loss) from securities (both realized and unrealized)	(0.28)		1.37	(0.13)	(1.27)	1.49	1.45
Total from operations	(0.28)		1.40	(0.12)	(1.33)	1.36	1.44

Distributions to shareholders from:
Net investment income	(0.31)		(0.38)	(0.28)	(0.37)	(0.57)	(0.25)
Net realized gain	—		—	—	(0.61)	(0.05)	—
Total distributions	(0.31)		(0.38)	(0.28)	(0.98)	(0.62)	(0.25)

Net Asset Value, End of Period	$12.10		$12.69	$11.67	$12.07	$14.38	$13.64

Total Return (b)	(2.27	)% (d)	12.09%	(1.05)%	(9.82)%	9.99%	11.68%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$25,519		$29,033	$31,251	$42,825	$60,040	$59,182
Ratio of expenses to average net assets	2.04	% (c)	2.02%	1.99%	1.97%	1.96%	1.99%
Ratio of net investment income (loss) to average net assets	0.06	% (c)	0.22%	0.09%	(0.45)%	(0.86)%	(0.10)%
Portfolio turnover rate	50	% (d)	73%	75%	73%	98%	94%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net Asset Value, Beginning of Period	$16.47		$15.06	$15.34	$17.52	$16.64	$16.09
Increase from operations:
Net investment income (a)	0.15		0.34	0.31	0.16	0.07	0.24
Net gain (loss) from securities (both realized and unrealized)	0.04		1.74	(0.07)	(1.34)	1.72	0.93
Total from operations	0.19		2.08	0.24	(1.18)	1.79	1.17

Distributions to shareholders from:
Net investment income	(0.42)		(0.67)	(0.52)	(0.49)	(0.91)	(0.62)
Net realized gain	—		—	—	(0.51)	—	—
Total distributions	(0.42)		(0.67)	(0.52)	(1.00)	(0.91)	(0.62)

Net Asset Value, End of Period	$16.24		$16.47	$15.06	$15.34	$17.52	$16.64

Total Return (b)	1.14	% (d)	14.00%	1.48%	(7.08)%	10.83%	7.45%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$197,936		$206,222	$163,131	$127,734	$127,660	$76,558
Ratio of expenses to average net assets,
before reimbursement/recapture	1.04	% (c)	1.04%	0.98%	1.00%	0.98%	1.06%
net of reimbursement/recapture	0.99	% (c)	0.99%	0.98%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.82	% (c)	2.08%	1.96%	1.00%	0.38%	1.46%
Portfolio turnover rate	67	% (d)	115%	106%	79%	113%	106%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Period*
	Ended April 30,		Ended October 31,
	2025		2024
	(Unaudited)
Net Asset Value, Beginning of Period	$10.59		$10.00
Increase from operations:
Net investment income (a)	0.13		0.28
Net gain from securities (both realized and unrealized)	0.36		0.51
Total from operations	0.49		0.79

Distributions to shareholders from:
Net investment income	(0.14)		(0.20)
Net realized gain	(0.19)		—
Total distributions	(0.33)		(0.20)

Net Asset Value, End of Period	$10.75		$10.59

Total Return (b)	4.68	% (e)	7.98	% (e)

Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$53,723		$37,512
Ratio of expenses to average net assets,
before reimbursement	1.98	% (c)(d)	2.17	% (c)(d)
net of reimbursement	1.65	% (c)(d)	1.68	% (c)(d)
Ratio of net investment income to average net assets	2.47	% (c)(d)	3.17	% (c)(d)
Portfolio turnover rate	262	% (e)	406	% (e)

*	Miller Market Neutral Income Fund Class I commenced operations on December 29, 2023.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Ratio of expenses and net investment income to average net assets includes interest and dividend expenses of 0.35% and 0.38% of average net assets for the period ended April 30, 2025 and October 31, 2024, respectively.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30. 2025

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), Miller Intermediate Bond Fund (the “Intermediate Bond Fund”), and Miller Market Neutral Income Fund (the “Market Neutral Fund”), referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Market Neutral Fund’s primary investment objective is to provide total return through a combination of current income and capital appreciation with low correlation to equity and fixed income markets consistent with stability of principal.

The Convertible Bond Fund currently offers Class A, Class I and Class C shares of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Intermediate Bond Fund and Market Neutral Fund currently offer only Class I shares which commenced operations on December 31, 2014, and December 29, 2023, respectively. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.75%. Each class of Convertible Bond Fund represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Convertible Bond Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in, or counterparty to, the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.

The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$583,162,536	$—	$583,162,536
Short-Term Investments	20,337,308	—	—	20,337,308
Total Investments in Securities	$20,337,308	$583,162,536	$—	$603,499,844

Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$135,992,232	$—	$135,992,232
Corporate Bonds*	—	57,416,573	—	57,416,573
Short-Term Investments	14,518,203	—	—	14,518,203
Total Investments in Securities	$14,518,203	$193,408,805	$—	$207,927,008

Market Neutral Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$55,692,250	$—	$55,692,250
Short-Term Investments	76,297	—	—	76,297
Option Contracts Purchased	—	31,600	—	31,600
Total Investments in Securities	$76,297	$55,723,850	$—	$55,800,147

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stocks*	$23,092,452	$—	$—	$23,092,452

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Equity Risk - Common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Synthetic Convertible Bond Risk – A synthetic convertible bond security is a single security issued by an investment bank, broker-dealer or other financial institution that is designed to have the same attributes of a convertible security had it been issued by the designated underlying company. Like ordinary convertible bonds, a synthetic convertible bond is a fixed-income corporate debt security that yields interest payments with conversion features. Importantly, the credit rating of a synthetic convertible bond is based on the issuing financial institution’s credit rating and not the underlying company. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Leverage Risk –The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Market Neutral Fund and make the Market Neutral Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Market Neutral Fund employs could cause investors in the Market Neutral Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Market Neutral Fund to pay interest or fees, which may be greater than the income or gain received by the Market Neutral Fund from the securities purchased with leverage proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but have borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of April 30, 2025, the Market Neutral Fund had open short positions.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Market Neutral Fund’s Statement of Assets and Liabilities as of April 30, 2025:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$31,600

The following is a summary of the location of derivative investments in the Market Neutral Fund’s Statement of Operations for the year ended April 30, 2025:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments	$73,969
Options Purchased	Equity	Net Change in Unrealized Appreciation (Depreciation) on Investments	(22,016)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2022 through October 31, 2024, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% for the Convertible Bond Fund and the Intermediate Bond Fund of the average daily net assets of each respective Fund. The Market Neutral Fund pays the Adviser an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended April 30, 2025, the Adviser earned management fees of $2,316,768, $771,122, and $265,185 for the Convertible Bond Fund, Intermediate Bond Fund, and Market Neutral Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), had contractually agreed to reduce its fees and/or absorb expenses of the Intermediate Bond Fund and the Market Neutral Fund through November 7, 2025 and February 27, 2026, respectively, to ensure that net annual operating expenses (excluding any would front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) would not exceed 0.99% of the Intermediate Bond Fund’s average daily net assets for Class I shares and 1.30% of the Market Neutral Fund’s average daily net assets for Class I shares. The Agreement allowed the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fell below the above indicated expense limitations. The amounts that could be recovered were limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts were the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. The Adviser may change this voluntary discontinuance at any time, subject to the terms of the Expense Limitation Agreement.

For the six months ended April 30, 2025, the Adviser waived fees of $47,267 from the Intermediate Bond Fund and $70,771 from the Market Neutral Fund. As of April 30, 2025, the following amounts are subject to recapture by the Adviser by October 31, of the following years:

	2025	2026	2027
Intermediate Bond Fund	$64,781	$11,221	$96,745
Market Neutral Fund	—	—	93,990

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares and Class C shares pay 0.50% and 1.00%, respectively, per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the six months ended April 30, 2025, the 12b-1 fees accrued amounted to $98,687 and $139,470 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2025, the Distributor received $25,210 in underwriting commissions for sales of Class A and C shares, of which $3,361 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees - Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $14,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The Trustee who is chair of the Audit Committee receives an additional payment of $3,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities and U.S. government securities, for the six months ended April 30, 2025, amounted to $299,664,152 and $361,910,869, respectively, for the Convertible Bond Fund, $133,275,519 and $143,021,466, respectively, for the Intermediate Bond Fund, and $54,387,329, and $36,642,922, respectively, for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of short-sales securities for the six months ended April 30, 2025, amounted to $20,673,877 and $27,469,162, respectively for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months ended April 30, 2025, amounted to $9,963,690 and $10,000,000, respectively, for the Convertible Bond Fund, and $0 and $0, respectively for the Intermediate Bond Fund, and $6,690,271 and $6,698,926 respectively for the Market Neutral Fund.

5.	LINE OF CREDIT

The Market Neutral Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Market Neutral Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). Securities pledged as collateral for the line of credit as of April 30, 2025 are disclosed on Market Neutral Fund’s Schedule of Investments. The fair value of securities pledged as collateral as of April 30, 2025, was $28,597,399 for the Market Neutral Fund.

The Market Neutral Fund has entered into an asset based financing agreement with BNP Paribas. The balance outstanding on the loan as of April 30, 2025 was $961,238 and the amount of the commitment is based on the assets in a collateral account securing the line. The maximum borrowing on the loan was $3,700,000 and the average borrowing on the loan was $1,786,694 at an average rate of 5.23%.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2025 were as follows:

			Gross Unrealized	Net Unrealized
		Gross Unrealized	Appreciation	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Convertible Bond Fund	$634,657,776	$9,639,082	$(40,797,014)	$(31,157,932)
Intermediate Bond Fund	214,276,817	1,780,405	(8,130,214)	(6,349,809)
Market Neutral Fund	32,025,193	3,317,115	(2,634,613)	682,502

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

For the year ended October 31, 2024:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$26,476,124	$—	$—	$26,476,124
Intermediate Bond Fund	7,613,622	—	—	7,613,622
Market Neutral Income	431,381	—	—	431,381

For the year ended October 31, 2023:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$24,449,619	$—	$—	$24,449,619
Intermediate Bond Fund	5,180,224	—	—	5,180,224
Market Neutral Income	—	—	—	—

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$3,645,794	$—	$(55,861,589)	$—	$14,856,560	$(37,359,235)
Intermediate Bond Fund	1,203,208	—	(6,465,323)	—	5,427,781	$165,666
Market Neutral Income	826,456	—	—	—	612,033	$1,438,489

The difference between book basis and tax basis distributable earnings and unrealized depreciation is primarily attributable to income on contingent convertible debt securities, Section 305(c) deemed dividend distributions, and the tax deferral of losses on wash sales.

At October 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Convertible Bond Fund	$13,823,985	$42,037,604	$55,861,589	$—
Intermediate Bond Fund	232,771	6,232,552	6,465,323	1,228,861
Market Neutral Income	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2024, as follows:

	Paid	Total
	In	Distributable
	Capital	Earnings (Losses)
Convertible Bond Fund	$—	$—
Intermediate Bond Fund	—	—
Market Neutral Income	(12,407)	12,407

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30.2025

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, Charles Schwab & Co, Inc. accounts holding shares for the benefit of others in nominee name, held approximately 32%, 34%, and 37%, respectively, of the voting securities of the Convertible Bond Fund, Intermediate Bond Fund, and Market Neutral Fund, respectively. As of April 30, 2025, National Financial Services, LLC accounts holding shares for the benefit of others in nominee name, held approximately 38%, and 63% of the voting securities of the Intermediate Bond Fund and Market Neutral Fund, respectively. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any of the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc.
100 Market Street, Suite 203
Portsmouth, NH 03801

Distributor	Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel	Thompson Hine LLP
1919 M Street, N.W. – Suite 700
Washington, DC 20036

Transfer Agent	Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds ● 225 Pictoria Drive ●Suite 450 ● Cincinnati, OH 45246
877-441-4434

Miller Funds
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)
/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	6/27/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	6/27/25

By (Signature and Title)
/s/ James Buckham
James Buckham, Principal Financial Officer/Treasurer

Date	6/27/25